Accrued and Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued and Other Liabilities

Note 4. Accrued and Other Liabilities

As of March 31, 2022 and December 31, 2021, the Company’s accrued and other liabilities consisted of the following (in thousands):

	March 31, 2022	December 31, 2021
Accrued professional fees	$342	$236
Accrued interest	1,151	797
Accrued payroll and bonus	702	695
Settlements — short term (Nutrablend and 4Excelsior)	2,102	2,104
Accrued expenses — ThermoLife	1,364	1,364
Accrued and other short-term liabilities	993	746
Total accrued and other liabilities	$6,654	$5,942

Note 6. Accrued and Other Liabilities

As of December 31, 2021 and 2020, the Company’s accrued and other liabilities consisted of the following (in thousands):

	As of December 31,
	2021	2020
Accrued professional fees	$236	$242
Accrued interest	797	644
Accrued payroll and bonus	695	738
Settlements — short term (Nutrablend and 4Excelsior)	2,104	2,005
Accrued expenses — ThermoLife	1,364	1,364
Accrued and other short-term liabilities	746	1,201
Total Accrued and other liabilities	$5,942	$6,194